Net income (loss) per share	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Profit or loss [abstract]
Net income (loss) per share

8. Net income (loss) per share

Basic net income (loss) per share is calculated using the weighted-average number of common shares outstanding during each period. Diluted net income (loss) per share assumes the conversion, exercise or issuance of all potential common share equivalents unless the effect is to reduce the loss or increase the income per share. For purposes of this calculation, stock options, warrants and RSU’s are considered to be potential common shares and are only included in the calculation of diluted net income (loss) per share when their effect is dilutive.

Due to the net loss incurred during the years ended August 31, 2022, and 2021, all outstanding options, RSU’s and warrants were excluded from diluted weighted-average common shares outstanding as their effect was anti-dilutive. Weighted average common shares outstanding for the years ended August 31, 2022, and 2021 were 15,637,418 and 11,874,775, respectively.

8. Net income (loss) per share

Basic net income (loss) per share is calculated using the weighted-average number of common shares outstanding during each period. Diluted net income (loss) per share assumes the conversion, exercise or issuance of all potential common share equivalents unless the effect is to reduce the loss or increase the income per share. For purposes of this calculation, stock options, warrants and RSU’s are considered to be potential common shares and are only included in the calculation of diluted net income (loss) per share when their effect is dilutive.

Due to the net loss incurred during the years ended August 31, 2021, and 2020, all outstanding options, RSU’s and warrants were excluded from diluted weighted-average common shares outstanding as their effect was anti-dilutive. Weighted average common shares outstanding for the years ended August 31, 2021, and 2020 were 11,874,775 and 2,949,511, respectively.